Earnings (loss) per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares
Numerator :
Net (loss)/income attributable to JA Solar Holdings	¥ 623,713	¥ 423,771	¥ (429,280)
Fair value of warrants in excess of net proceeds of equity offering			(44,396)
Allocation of net income to participating warrant holder	(107,828)	(77,174)
Net (loss)/income attributable to JA Solar's ordinary shareholders	515,885	346,597	(473,676)
Dilutive effect of:
Add back allocation to participating warrant holder		4,336
Excluding portion of fair value gain		(16,716)
Numerator for diluted earnings per share	¥ 515,885	¥ 334,217	¥ (473,676)
Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding | shares	243,506,821	242,192,859	201,317,884
Dilutive effect of share options and RSUs | shares	238,100	363,633
Dilutive effect of warrants | shares		306,592
Denominator for diluted loss per share (in shares) | shares	243,744,921	242,863,084	201,317,884
Basic (loss)/earnings per share | ¥ / shares	¥ 2.12	¥ 1.43	¥ (2.35)
Diluted (loss)/earnings per share | ¥ / shares	¥ 2.12	¥ 1.38	¥ (2.35)
Options and RSUs
Denominator:
Shares not included in calculation because of anti-dilutive effect | shares	3,437,510	2,856,278	3,433,109
Warrants
Denominator:
Shares not included in calculation because of anti-dilutive effect | shares	50,896,656	52,569,971	30,806,670
ADS | Series B warrant
Denominator:
Initial exercise price (in dollars per share) | $ / shares				$ 10.90
ADS | Series A-3 Warrant
Denominator:
Initial exercise price (in dollars per share) | $ / shares				$ 9.43